Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	$ 189	$ 702
Presented on the consolidated statements of financial position as follows:
Current	189	431
Non-current		271
Jet Fuel Asian Call Options [Member]
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	185	431
Interest Rates Cap [Member]
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	$ 4	$ 271